Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Subsequent Events (Details) [Line Items]
Interest rate	4.35%	4.35%	0.20%	0.20%
Maturity date	Mar. 28, 2022	Mar. 28, 2022
BOC []Member
Subsequent Events (Details) [Line Items]
Loan amount			$ 3.8	¥ 25
Maturity date			Mar. 07, 2022	Mar. 07, 2022
Qilu Bank Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Loan amount	$ 3.1	¥ 20